Loans Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Loans Receivables (Details) [Line Items]
Advances granted (in Dollars)	$ 2,070,421	$ 4,914,315
Fixed interest rate	5.00%	5.00%
Bearing fixed interest rate		5.50%
Related Party Other [Member]
Loans Receivables (Details) [Line Items]
Advances granted (in Dollars)	$ 2,245,200	$ 2,273,636
Fixed interest rate	5.00%	5.00%